Long-Term and Other Short-Term Borrowings - Summary of Long-term and Other Short-term Obligations (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Debt Instrument [Line Items]
Long term debt	$ 208,052	$ 160,128
Less current maturities	(22,964)	(16,298)
Less unamortized deferred financing costs	(1,547)	(791)
Long-term debt and lease obligation	183,541	143,039
January 2022 | Unsecured convertible promissory note
Debt Instrument [Line Items]
Long term debt	2,917
Dec 31 2021 | Unsecured convertible promissory note
Debt Instrument [Line Items]
Long term debt	5,834
Borrowings
Debt Instrument [Line Items]
Long term debt	0	28,757
Base Rate | Borrowings
Debt Instrument [Line Items]
Long term debt	45,084	16,174
Secured Debt | Convertible Promissory Note
Debt Instrument [Line Items]
Long term debt	0	9,500
Unsecured Promissory Note
Debt Instrument [Line Items]
Long term debt	0	875
Notes Payable to Bank | April 2023
Debt Instrument [Line Items]
Long term debt	1,227	1,836
Notes Payable to Bank | March 2024
Debt Instrument [Line Items]
Long term debt	1,876	0
Notes Payable to Bank | July 2024
Debt Instrument [Line Items]
Long term debt	37,892	0
Notes Payable to Bank | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Long term debt	81,055	96,461
Notes Payable to Bank | London Interbank Offered Rate (LIBOR) | July 2024
Debt Instrument [Line Items]
Long term debt	29,250	0
Unsecured Note
Debt Instrument [Line Items]
Long term debt	$ 0	$ 6,525